RECAPITALIZATION AS RESTATED (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 22, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Feb. 18, 2020
Cash and Cash Equivalents, at Carrying Value		$ 28,632		$ 11,990
Assets		66,458		$ 49,099
Exercise price of warrants	$ 1.51				$ 1.37
Representative units	240,000
Stock exercisable date	Aug. 28, 2023
Fair Value Adjustment of Warrants	$ 12,593
[custom:LossOnIssuanceOfSecuritiesInRecapitalizationTransaction]		$ 17,908
LOAC Advisor [Member]
Representative units	240,000
Stock exercisable date	Aug. 28, 2023
Warrants description	exercisable at $11.50 per unit or $1.39 per common share of the Company. Each unit can be exercised for both 8.28465 common shares, exercising into 1,988,316 common shares of the Company and a warrant to purchase 3.76575 common shares at an exercise price of $1.53 per common share into 903,870 common shares of the Company.
Investors [Member]
Warrants issued	7,530,000
Backstop Warrants [Member]
Exercise price of warrants	$ 0.0034
Fair Value Adjustment of Warrants	$ 12,854
Public Warrant [Member]
Warrants issued	4,000,000
Warrant term	5 years
Warrants exercisable	15,063,000
Exercise price of warrants	$ 1.53
Private Warrant [Member]
Warrants issued	320,000
Warrant term	5 years
Warrants exercisable	1,205,040
Exercise price of warrants	$ 1.53
Common Stock [Member]
Warrants issued	7,530,000
LOAC [Member]
Stock Issued During Period, Shares, Acquisitions	7.5315
Cash and Cash Equivalents, at Carrying Value	$ 11,500
Equity Method Investment, Ownership Percentage	100.00%
Exercise price of warrants	$ 1.51
LOAC [Member] | LOAC Shareholders and Associated Investors [Member]
Stock Issued During Period, Shares, Acquisitions	31,048,192
LOAC [Member] | Backstop Warrants [Member]
Assets	$ 11,543
Debt Issuance Costs, Net	$ 16,683